SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment reporting
Net revenues	¥ 13,516,698	$ 1,959,736	¥ 12,425,902	¥ 8,203,157
Product
Segment reporting
Net revenues	13,403,436		12,331,705	8,156,672
Drugs
Segment reporting
Net revenues	12,572,634		11,681,106	7,398,433
Nutritional supplements
Segment reporting
Net revenues	554,789		442,497	559,239
Medical supplies and devices
Segment reporting
Net revenues	164,916		124,919	149,051
Other products
Segment reporting
Net revenues	111,097		83,183	49,949
Service
Segment reporting
Net revenues	113,262		94,197	46,485
MP Service
Segment reporting
Net revenues	68,477		52,309	30,533
Other Services
Segment reporting
Net revenues	¥ 44,785		¥ 41,888	¥ 15,952